Note 9 - Intangible Assets (Details) - Intangible Assets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 164,370	$ 124,147
	164,370	124,147
Accumulated Amortization	69,721	52,850
	69,721	52,850
	94,649	71,297
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	81,951	51,820
	81,951	51,820
Accumulated Amortization	32,101	25,936
	32,101	25,936
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,884	1,867
	1,884	1,867
Accumulated Amortization	1,432	1,235
	1,432	1,235
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	76,442	66,296
	76,442	66,296
Accumulated Amortization	32,796	22,402
	32,796	22,402
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,093	4,164
	4,093	4,164
Accumulated Amortization	3,392	3,277
	$ 3,392	$ 3,277